Organization and Summary of Significant Accounting Policies - Public and Private Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Mar. 08, 2021	Mar. 07, 2021
Class of Warrant or Right [Line Items]
Class of warrants or rights number of securities called by each warrant or right (in shares)				1
Exercise price per warrant (in dollars per share)				$ 11.50
Warrants or rights outstanding			$ 0.6
Private Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights maturity (in shares)				366,666
Terminating initial public offering term	5 years	5 years
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights maturity (in shares)				16,666,637
Exercise price per warrant (in dollars per share)	$ 11.50	$ 11.50
Terminating initial public offering term	5 years	5 years